UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/2010

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Municipal Money
Market Fund, Inc.

SEMIANNUAL REPORT November 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
21	Financial Highlights
22	Notes to Financial Statements
28	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Municipal
Money Market Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Money Market Fund, Inc., covering the six-month period from June 1, 2010, through November 30, 2010.

Although U.S. GDP growth was positive throughout the reporting period, the economic recovery has been milder than historical averages. As a result, the Federal Reserve Board has maintained an aggressively accommodative monetary policy in order to moderate stubbornly high levels of unemployment and persistent weakness in housing markets.

We are cautiously optimistic regarding the U.S. economy’s prospects in 2011.A weaker U.S. dollar is likely to support exports and limit imports, residential construction appears set to begin recovering from depressed levels, and employment growth has begun to expand enough to generate gains in wage and salary income. However, we expect inflationary pressures and short-term interest rates to remain low, potentially preventing any significant rise in money market yields over the foreseeable future. So is your overall portfolio positioned accordingly? Talk with your financial advisor, who can help you evaluate your current “liquid asset” needs and your future portfolio investment needs.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2010, through November 30, 2010, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2010, Dreyfus Municipal Money Market Fund produced an annualized yield of 0.03%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.03%.1

Money market yields remained at historical lows as the U.S. economy recovered sluggishly from recession and the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Low Yields in a Subpar Recovery

While the U.S. economy continued to recover from recession during the reporting period, the rebound has been milder than historical averages. Manufacturing activity and corporate earnings have increased, but unemployment remained stubbornly high and many regional housing markets have not yet improved meaningfully.At the start of the reporting period, general economic concerns had been exacerbated by a resurgent sovereign debt crisis in Europe and a catastrophic oil spill in the Gulf of Mexico. Indeed, government estimates indicated the GDP growth had moderated in the second and third quarters of 2010 compared to the first quarter of the year.

In addition, most states and municipalities remained under fiscal pres-sure.Although tax receipts trended higher in some parts of the country, most states and municipalities continued to face budget deficits. In most cases, state and local governments bridged the gaps with a combination of spending cuts and tax increases. Despite heavier borrowing needs, the supply of newly issued municipal money market instruments remained relatively low, primarily due to the federally subsidized Build America Bonds program, which shifted a portion of municipal issuance to the taxable bond market. Meanwhile, demand remained robust, including from non-traditional investors seeking alternatives to taxable money market instruments.

In this environment, and as it has since December 2008, the Fed maintained its target for the overnight federal funds rate in a range between 0% and 0.25%. Later in the reporting period, with no room for additional reductions of the federal funds rate, the Fed embarked on a new round of quantitative easing. Money market yields generally remained anchored by the historically low federal funds rate, tax-exempt money market instruments provided yields of little more than zero percent.

Focus on Liquidity and Capital Preservation

While the fund produced meager income in the low interest-rate environment, it proved successful in preserving capital and maintaining liquidity for its shareholders.We continued to adopt a conservative investment posture, emphasizing direct, high-quality municipal obligations and commercial paper that were deemed creditworthy by our credit analysts. We also favored instruments backed by pledged tax appropriations or revenues from facilities providing essential services. We generally shied away from instruments issued by entities that depend heavily on state aid. Finally, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Increased Supply Could Lift Yields

Despite signs of economic recovery, inflation has been negligible, and the Fed appears set to maintain its aggressively accommodative monetary policy for some time to come.Therefore, we believe the prudent course continues to be an emphasis on preservation of capital and liquidity. However, we currently expect the supply of newly issued tax-exempt money market instruments to trend higher in 2011 after the Build America Bonds program expires, which could support higher yields.As always, we are prepared to adjust the fund’s strategies should economic and market conditions change.

December 15, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate municipal securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Money Market Fund, Inc. from June 1, 2010 to November 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2010

Expenses paid per $1,000†	$1.55
Ending value (after expenses)	$1,000.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2010

Expenses paid per $1,000†	$1.57
Ending value (after expenses)	$1,023.51

† Expenses are equal to the fund’s annualized expense ratio of .31%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2010 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)		Value ($)
Colorado—5.0%
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (YMCA of the Rockies
Project) (LOC; Bank of America)	0.32	12/1/10	8,000,000	[a]	8,000,000
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)	0.33	12/7/10	16,500,000	[a]	16,500,000
Connecticut—1.0%
Hamden,
GO Notes, BAN	2.00	8/24/11	5,000,000		5,047,833
Delaware—2.1%
Delaware Economic Development
Authority, Multi-Family
Revenue (School House Trust
Project) (LOC; HSBC Bank USA)	0.45	12/7/10	6,500,000	[a]	6,500,000
Delaware Economic Development
Authority, Revenue (Connections
Community Support Programs, Inc.
Project) (LOC; PNC Bank NA)	0.28	12/7/10	3,680,000	[a]	3,680,000
District of Columbia—4.0%
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Trust)	0.40	12/7/10	8,470,000	[a]	8,470,000
District of Columbia,
Revenue, CP (National
Academy of Sciences)
(LOC; Bank of America)	0.33	12/3/10	7,000,000		7,000,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.44	12/7/10	4,300,000	[a]	4,300,000
Florida—21.2%
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.47	12/7/10	3,185,000	[a,b]	3,185,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.38	12/7/10	20,000,000	[a]	20,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Capital Trust Agency,
MFHR (Brittany Bay Apartments
—Waterman’s Crossing) (Liquidity
Facility; FHLMC and LOC; FHLMC)	0.33	12/7/10	25,220,000	[a,b]	25,220,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	2.00	4/21/11	7,000,000		7,019,221
Florida Finance Housing
Corporation, MFHR (Falls of
Venice Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.38	12/7/10	3,895,000	[a]	3,895,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP
(LOC; Bank of America)	0.32	12/14/10	4,905,000		4,905,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wells Fargo Bank)	0.32	12/14/10	5,000,000		5,000,000
Halifax Hospital Medical Center,
Hospital Improvement Revenue,
Refunding (LOC; JPMorgan
Chase Bank)	0.30	12/7/10	15,500,000	[a]	15,500,000
Highlands County Health Facilities
Authority, HR (Adventist Health
System/Sunbelt Obligated Group)	0.26	12/7/10	12,000,000	[a]	12,000,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Wells Fargo Bank)	0.59	12/7/10	4,000,000	[a]	4,000,000
Orange County Housing Finance
Authority, MFHR (Windsor Pines
Project) (LOC; Bank of America)	0.38	12/7/10	1,300,000	[a]	1,300,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.61	12/7/10	2,835,000	[a]	2,835,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia—1.8%
Floyd County Development
Authority, Revenue (Berry
College Project) (LOC; FHLB)	0.27	12/7/10	6,000,000	[a]	6,000,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (Liquidity Facility; Wells
Fargo Bank)	0.31	1/18/11	3,000,000		3,000,000
Illinois—1.5%
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; FHLB)	0.45	12/7/10	7,370,000	[a]	7,370,000
Indiana—.7%
Puttable Floating Option Tax
Exempt Receipts (Indiana
Health Facility Financing
Authority, Hospital Improvement
Revenue, Refunding (Community
Hospitals Projects) (Liquidity
Facility; Bank of America
and LOC; Bank of America)	0.40	12/7/10	3,385,000	[a,b]	3,385,000
Iowa—1.2%
Iowa Finance Authority,
SWDR (MidAmerican
Energy Project)	0.41	12/7/10	6,000,000	[a]	6,000,000
Louisiana—1.8%
Ascension Parish Industrial
Development Board, Revenue
(International Matex Tank
Terminals—Geismar Project)
(LOC; FHLB)	0.27	12/7/10	9,000,000	[a]	9,000,000
Maryland—.2%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.33	12/7/10	1,100,000	[a]	1,100,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—5.4%
Massachusetts,
GO Notes, RAN	2.00	4/28/11	3,000,000		3,020,998
Massachusetts,
GO Notes, RAN	2.00	5/26/11	5,000,000		5,040,873
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	0.30	12/7/10	18,800,000	[a]	18,800,000
Michigan—1.0%
Michigan,
GO Notes	2.00	9/30/11	5,000,000		5,065,007
New Hampshire—1.7%
New Hampshire Health and Education
Facilities Authority, HR
(Catholic Medical Center
Issue) (LOC; FHLB)	0.28	12/7/10	8,500,000	[a]	8,500,000
New Jersey—5.8%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, Refunding
(LOC; Dexia Credit Locale)	0.36	12/7/10	3,800,000	[a]	3,800,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.38	12/7/10	10,000,000	[a]	10,000,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.38	12/7/10	15,000,000	[a]	15,000,000
New York—3.9%
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.32	5/5/11	7,000,000		7,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York Local Government
Assistance Corporation, Subordinate
Lien Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.35	12/7/10	8,300,000	[a]	8,300,000
Port Authority of New York and
New Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.35	12/20/10	3,860,000		3,860,000
Ohio—4.1%
Columbus,
Sewerage System Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank)	0.30	12/7/10	1,400,000	[a,b]	1,400,000
Cuyahoga County,
IDR (King Nut Project)
(LOC; National City Bank)	0.38	12/7/10	2,445,000	[a]	2,445,000
Cuyahoga County,
IDR (King Nut Project)
(LOC; National City Bank)	0.38	12/7/10	2,400,000	[a]	2,400,000
Franklin County,
Hospital Facilities Revenue,
Refunding (OhioHealth
Corporation) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.33	12/7/10	6,000,000	[a]	6,000,000
Montgomery County,
Revenue, CP
(Miami Valley Hospital)	0.45	2/18/11	7,000,000		7,000,000
Union Township,
GO Notes, BAN (Various Purpose)	1.25	9/13/11	1,100,000		1,104,270
Pennsylvania—10.5%
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.49	1/13/11	4,800,000		4,800,000

Th  Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank NA)	0.28	12/7/10	13,600,000	[a]	13,600,000
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wells Fargo Bank)	0.52	12/7/10	1,000,000	[a]	1,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.35	12/7/10	1,600,000	[a]	1,600,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program)
(LOC; M&T Trust)	0.35	12/7/10	5,405,000	[a]	5,405,000
Montgomery County Industrial
Development Authority, Revenue
(Abington Friends School
Project) (LOC; Wells Fargo Bank)	0.30	12/7/10	4,875,000	[a]	4,875,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.45	12/7/10	15,000,000	[a]	15,000,000
RBC Municipal Products Inc. Trust
(Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.30	12/7/10	5,500,000	[a,b]	5,500,000
South Carolina—4.5%
Charleston County School District,
GO Notes, TAN	2.00	4/1/11	7,000,000		7,039,264
Darlington County School District,
GO Notes	1.50	5/2/11	5,000,000		5,020,407

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina (continued)
South Carolina Association of
Governmental Organizations,
COP (Evidencing Undivided
Proportionate Interests in Tax
Anticipation Notes (General
Obligations) of Certain South
Carolina School Districts)	2.00	4/15/11	10,000,000		10,059,861
Tennessee—5.4%
Knox County Health, Educational
and Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Landesbank
Baden-Wurttemberg)	0.33	12/7/10	8,000,000	[a]	8,000,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue,
Refunding (Belmont University
Project) (LOC; FHLB)	0.27	12/7/10	7,000,000	[a]	7,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.32	12/7/10	5,800,000	[a,b]	5,800,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.32	12/7/10	5,825,000	[a,b]	5,825,000
Texas—9.5%
Cypress-Fairbanks Independent
School District, TAN	1.50	2/15/11	5,000,000		5,011,316
Harris County,
GO Notes, TAN	2.00	2/28/11	3,000,000		3,012,181
Harris County Health Facilities
Development Corporation, HR
(Baylor College of Medicine)
(LOC; Wells Fargo Bank)	0.28	12/1/10	5,080,000	[a]	5,080,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
RBC Municipal Products, Inc.
(Houston, Combined Utility
System First Lien Revenue,
Refunding) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.30	12/7/10	4,000,000	[a,b]	4,000,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank of
America, State Street Bank and
Trust Co. and U.S. Bank NA)	0.32	2/10/11	10,000,000		10,000,000
Texas,
GO Notes (Veterans’ Housing
Assistance Program) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.31	12/7/10	9,000,000	[a]	9,000,000
Texas Department of Housing and
Community Affairs, SFMR	0.30	12/7/10	8,800,000	[a]	8,800,000
University of Texas System Board
of Regents, Financing
System Revenue	0.25	12/7/10	2,200,000	[a]	2,200,000
Washington—.7%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.41	12/7/10	3,390,000	[a]	3,390,000
Wisconsin—1.5%
Racine,
Note Anticipation Notes	1.75	12/17/10	4,775,000		4,777,693
Wisconsin Rural Water Construction
Loan Program Commission,
Revenue, BAN	1.50	11/1/11	2,550,000		2,570,909

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—5.4%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.30	12/7/10	12,000,000	[a]	12,000,000
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.30	12/7/10	5,630,000	[a]	5,630,000
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.30	12/7/10	9,100,000	[a]	9,100,000

Total Investments (cost $494,044,833)			99.9%		494,044,833

Cash and Receivables (Net)			.1%		341,706

Net Assets			100.0%		494,386,539

a Variable rate demand note—rate shown is the interest rate in effect at November 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2010, these securities amounted to $54,315,000 or 11.0% of net assets.

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

† Based on total investments.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	494,044,833	494,044,833
Cash		446,600
Interest receivable		530,601
Prepaid expenses		76,849
		495,098,883
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		104,540
Payable for shares of Common Stock redeemed		544,766
Accrued expenses		63,038
		712,344
Net Assets ($)		494,386,539
Composition of Net Assets ($):
Paid-in capital		494,386,539
Net Assets ($)		494,386,539
Shares Outstanding
(5 billion shares of $.001 par value Common Stock authorized)		494,422,005
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2010 (Unaudited)

Investment Income ($):
Interest Income	907,106
Expenses:
Management fee—Note 2(a)	1,242,735
Shareholder servicing costs—Note 2(b)	189,084
Professional fees	43,343
Custodian fees—Note 2(b)	37,155
Directors’ fees and expenses—Note 2(c)	33,105
Prospectus and shareholders’ reports	27,892
Registration fees	27,013
Miscellaneous	15,131
Total Expenses	1,615,458
Less—reduction in expenses due to undertaking—Note 2(a)	(832,378)
Less—reduction in fees due to earnings credits—Note 2(b)	(292)
Net Expenses	782,788
Investment Income—Net, representing net increase
in net assets resulting from operations	124,318

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
Operations ($):
Investment income—net	124,318	493,837
Net realized gain (loss) on investments	—	322
Net Increase (Decrease) in Net Assets
Resulting from Operations	124,318	494,159
Dividends to Shareholders from ($):
Investment income—net	(124,318)	(493,837)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	399,081,637	937,052,564
Capital contribution from affiliate†	1,727,964	—
Dividends reinvested	96,875	272,139
Cost of shares redeemed	(414,921,814)	(1,401,806,330)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(14,015,338)	(464,481,627)
Total Increase (Decrease) in Net Assets	(14,015,338)	(464,481,305)
Net Assets ($):
Beginning of Period	508,401,877	972,883,182
End of Period	494,386,539	508,401,877

See notes to financial statements.
† See Note 2(d).

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2010				Year Ended May 31,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.001	.012	.028	.031	.023
Distributions:
Dividends from
investment income—net	(.000)[a]		(.001)	(.012)	(.028)	(.031)	(.023)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)	.04	[b]	.07	1.23	2.84	3.14	2.37
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.65	[b]	.62	.61	.59	.59	.59
Ratio of net expenses
to average net assets	.31	[b]	.45	.61	.58	.58	.58
Ratio of net investment income
to average net assets	.05	[b]	.07	1.24	2.74	3.10	2.34
Net Assets, end of period
($ x 1,000)	494,387		508,402	972,883	1,025,116	779,746	972,745

a	Amount represents less than $.001 per share.
b	Annualized.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share, of $1.00; the fund has adopted certain investment, portfolio valuation, and dividend and distribution policies to enable it to do so. There is no, assurance, however, that the fund will be able to maintain a stable net, asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those secu-

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	494,044,833
Level 3—Significant Unobservable Inputs	—
Total	494,044,833

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $19,115 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2010. If not applied, $4,717 of the carryover expires in fiscal 2016 and $14,398 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2010 were all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At November 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $832,378 during the period ended November 30, 2010.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2010, the fund was charged $117,868 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2010, the fund was charged $47,710 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2010, the fund was charged $5,210 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $292.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2010, the fund was charged $37,155 pursuant to the custody agreement.

During the period ended November 30, 2010, the fund was charged $3,345 for services performed by the Chief Compliance Officer.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $197,765, custodian fees $20,173, chief compliance officer fees $1,152 and transfer agency per account fees $24,000, which are offset against an expense reimbursement currently in effect in the amount of $138,550.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) During the period ended November 30, 2010, BNY Mellon made voluntary capital contributions of $1,727,964 to the fund.These contributions were made to reimburse the fund for previous realized losses experienced by the fund.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Director and/or common officers, complies with Rule 17a-7 of the Act. During the period ended November 30, 2010, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $223,980,000 and $109,630,000, respectively.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL

OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 8-9, 2010, the Board considered the renewal of the fund’s Management Agreement with Dreyfus pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except for the 1-year period when the fund’s performance was at the Performance Group median.The Board also noted that the fund ranked in the first quartile in the Performance Universe for all time periods, except the 10-year period for which the fund achieved a second quartile ranking.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE

FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the Expense Group median and was above the Expense Universe median, and the fund’s total expenses were below the Expense Group and Expense Universe medians.

The Board considered the current fee waiver and/or expense reimbursement arrangement undertaken by Dreyfus to support the fund’s 7-day yield from going negative in the current, historically low interest rate environment, and the Board noted the extent to which differences among the returns for the Performance Group funds might be attributable to similar undertakings.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid to Dreyfus or its affiliates by funds in the same Lipper category as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Representatives of Dreyfus noted that Dreyfus does not manage institutional separate accounts considered to have similar investment strategies and policies as the fund.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit.The Board concluded that the profitability results (without giving effect to a capital support contribution) were not unreasonable given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.
  The Board was satisfied with the fund’s performance, in light of the considerations described above.
  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE

FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

For More Information

Ticker Symbol: DTEXX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: January 24, 2011

By: /s/ James Windels
James Windels, Treasurer
Date: January 24, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)